Investments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified				6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Licensing Agreements	Dec. 31, 2013 Licensing Agreements
Schedule of Cost-method Investments [Line Items]
Number of Common stock received in connection with license agreement				57,000	57,000
Investments, at cost	$ 250	$ 250	$ 250	$ 250	$ 250